Organization, Business Operation, Liquidation and Business Combination	12 Months Ended
Dec. 31, 2022
Organization, Business Operation, Liquidation and Business Combination [Abstract]
Organization, Business Operation, Liquidation and Business Combination

Note 1 — Organization, Business Operation, Liquidation and Business Combination

MultiMetaVerse Holdings Limited (formally known as Model Performance Acquisition Corp., now the “Company”) was incorporated as a British Virgin Islands business company on January 8, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from January 8, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (“IPO”), which is described below, and subsequent to the IPO, searching for a Business Combination target and the negotiation of the Business Combination Agreement as described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is First Euro Investments Limited, a British Virgin Islands company (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on April 7, 2021 (the “Effective Date”). On April 12, 2021, the Company consummated the IPO of 5,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “public share”), at $10.00 per Unit, generating gross proceeds of $50,000,000, which is discussed in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 270,000 units (the “Private Placement”), at a price of $10.00 per Private Unit, which is discussed in Note 4.

On April 15, 2021, the underwriters exercised the over-allotment option in full and purchased an additional 750,000 Units (the “Over-Allotment Units”), generating gross proceeds of $7,500,000. In connection with the closing of the purchase of the Over-Allotment Units, the Company sold an additional 22,500 Private Placement Units, generating gross proceeds of $225,000.

Transaction costs of the IPO and the exercise of over-allotment option, amounted to $4,120,737 consisting of $1,150,000 of underwriting fee, $2,012,500 of deferred underwriting fee, $496,269 of other offering costs, and $461,968 of fair value of 57,500 representative’s ordinary shares.

Following the closing of the IPO and the exercise of over-allotment option, $58,075,000 ($10.10 per Unit) from the net offering proceeds of the sale of the Units in the IPO, the sale of the Private Placement and the exercise of over-allotment option was placed in a trust account (the “Trust Account”) and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. On March 29, 2022, June 29, 2022 and September 29, 2022, the Company deposited into the Trust Account for an aggregate of $1,374,101 (representing $0.30 per Class A ordinary share) to extend the Combination Period from April 12, 2022 to January 12, 2023 (three three-months extensions). On September 29, 2022, $36,343,195 was paid from the Trust Account to MPAC public shareholders for redemption of 3,508,994 Class A ordinary shares. The remaining proceeds from the IPO and the sale of the Private Placement Units after redemption were released from the Trust Account until the completion of the initial Business Combination on January 4, 2023.

Business Combination

On January 4, 2023, the Company consummated the Business Combination pursuant to the merger agreement, entered into on August 6, 2021 (as amended on January 6 and September 29, 2022, the “Merger Agreement”), between the Company and MultiMetaVerse Inc., a Cayman Islands exempted company (“Legacy MMV”). Pursuant to the Merger Agreement, the Business Combination has been effected in two steps: (i) subject to the approval and adoption of the Merger Agreement by the shareholders of the Company, the Company reincorporated to British Virgin Islands by merging with and into Model Performance Mini Corp., a British Virgin Islands business company (“PubCo”, renamed to MultiMetaVerse Holdings Limited, “MMV”), with PubCo remaining as the surviving publicly traded entity (the “Reincorporation Merger”); and (ii) Model Performance Mini Sub Corp., a Cayman Islands exempted company and wholly-owned subsidiary of PubCo (“Merger Sub”), was merged with and into Legacy MMV resulting in Legacy MMV being a wholly-owned subsidiary of PubCo (the “Acquisition Merger”). The Merger Agreement is by and among the Company, PubCo, Merger Sub, Legacy MMV and certain shareholders of Legacy MMV (“Principal Shareholders”). The aggregate consideration for the Acquisition Merger is $300,000,000, payable in the form of 30,000,000 newly issued MMV ordinary shares valued at $10.00 per share.

Immediately prior to the consummation of the Business Combination, all outstanding Units of the Company separated into their individual components of the Company’s Class A ordinary shares, public warrants and rights ceased separate existence and trading. Upon the consummation of the Business Combination, the Company’s Class B ordinary shares automatically converted into its Class A ordinary shares, and the current equity holdings of the the Company’s shareholders were exchanged as follows:

●	Each Class A ordinary share issued and outstanding immediately prior to the effective time of the Reincorporation Merger (other than any redeemed shares) was automatically cancelled and ceased to exist and, for each Class A ordinary share, MMV shall issue to each of the Company’s shareholders (other than the shareholders who exercised their redemption rights in connection with the Business Combination or the Charter Amendment Proposal) one validly issued MMV Class A ordinary share;

●	Each whole warrants issued and outstanding immediately prior to effective time of the Reincorporation Merger was converted into a warrant to purchase one MMV Class A ordinary share (each, a “MMV Warrant”) (or equivalent portion thereof). The MMV Warrants will have substantially the same terms and conditions as set forth in the Company’s warrants; and

●	The holders of Rights issued and outstanding immediately prior to the effective time of the Reincorporation Merger received one-tenth (1/10) of one MMV Class A ordinary share in exchange for the cancellation of each Right; provided, however, that each holder entitled to receive a fraction of a MMV Class A ordinary share shall receive, in lieu of such fractional share, one MMV Class A ordinary share rounding up to the nearest whole MMV Class A ordinary share.

On November 3, 2022, the Company and PubCo entered into a subscription agreement (the “Prominence Agreement”) with Prominence Investment Management Ltd. (“Prominence”), pursuant to which the Company and PubCo have agreed to issue and sell to Prominence an aggregate of 1,200,000 Class A ordinary shares, for an aggregate purchase price of $12,000,000 at $10.00 per share. As of December 31, 2022, the Company received $2 million of the PIPE financing. On January 30, 2023, MMV received another tranche of PIPE investment amounted to $2.5 million. After a series of negotiations, MMV and Prominence agreed to waive their remaining rights and obligations under the Prominence Agreement.

Liquidity and Capital Resources

As of December 31, 2022, the Company had $2,222,795 in cash (including $2 million from PIPE investment) and working capital deficiency of $4,418,109.

The Company’s liquidity needs prior to the consummation of the IPO were satisfied through the proceeds of $200,000 under the Note (Note 6). Subsequent from the consummation of the IPO, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the IPO, the Private Placement held outside of the Trust Account and the Loan from Legacy MMV as described in Note 7. On January 10, 2022, March 21, 2022, June 21, 2022, June 29, 2022 and September 30 2022, the Company received loans for an aggregate of $2,684,975, from Legacy MMV.

On January 4, 2023, the Company consummated the Business Combination pursuant to the terms of the Merger Agreement with Legacy MMV and became a wholly owned subsidiary of MMV. Following the Business Combination, the Company became part of MMV, and all its assets and liabilities became assets and liabilities of MMV; the Company has had no operations on its own at all and wouldn’t incur any additional expenses and liabilities for its business prior to the Business Combination. The Company’s ability to meet all of its obligations as of December 31, 2022 has been testified by the subsequent settlement by the Company itself or by MMV. As of the date that the financial statements were issued, the majority of the Company’s liabilities owed to third parties as of December 31, 2022 have been settled.